Touchstone Ultra Short Duration Fixed Income Fund Expense Example, No Redemption - Touchstone Ultra Short Duration Fixed Income Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 116
Expense Example, No Redemption, 3 Years	413
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	$ 1,637